Segment Information - Schedule of Company's Performance and Making Key Decisions Regarding Resource Allocation (Details) - USD ($)	3 Months Ended		6 Months Ended		10 Months Ended	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2025
Schedule of Company's Performance and Making Key Decisions Regarding Resource Allocation [Line Items]
General and administrative costs	$ 1,068,469	$ 873,724	$ 2,053,784	$ 1,045,584	$ 453,416	$ 6,484,916
Interest earned on investments held in Trust Account	2,740,218	3,103,744	5,438,602	6,188,872	5,679,743	12,263,666
Cash	142,798		142,798		821,188	1,175,051
Investments held in Trust Account	312,319,510		312,319,510		$ 294,617,243	$ 306,880,908
Single Reportable Segment [Member]
Schedule of Company's Performance and Making Key Decisions Regarding Resource Allocation [Line Items]
General and administrative costs	1,068,469	873,724	2,053,784	1,045,584
Interest earned on investments held in Trust Account	$ 2,740,218	$ 3,103,744	$ 5,438,602	$ 6,188,872